Short-Term Investments and Short-Term Investments, Related Party (Details 1) - USD ($)	Sep. 30, 2020	Mar. 31, 2020
Debt Disclosure [Abstract]
Due in one year or less	$ 8,006,296	$ 8,966,690
Due after one year through five years
Due after five years through ten years
Due after ten years
Total	$ 8,006,296	$ 8,966,690